BORROWINGS	6 Months Ended
Jun. 30, 2024
BORROWINGS
BORROWINGS

9 BORROWINGS

Composition of borrowings

	As at 30 June 2024			As at 31 December 2023
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	-	—	-	–	–	–
Loan and overdrafts	(48)	—	(48)	(60)	–	(60)
Lease liabilities	(46)	(76)	(122)	(48)	(89)	(137)
Non-voting preference shares	—	(25)	(25)	–	(25)	(25)
Bonds	(1,357)	(7,306)	(8,663)	(548)	(8,686)	(9,234)
	(1,451)	(7,407)	(8,858)	(656)	(8,800)	(9,456)

Short-term borrowings

As at 30 June 2024, the Group had within short-term borrowings, Pre-Separation USD Notes of $1,750m (£1,357m) (31 December 2023: $700m(£548m)). The average effective pre-swap and post-swap interest rate of all short-term notes in issue as at 30 June 2024 was 3.1% and 4.8% (31 December 2023: 3.0% and 3.0%). The Group has repaid the $700m Fixed Rate Senior Note on its maturity on 25 March 2024.

The Group has commercial paper programmes (with maximum aggregate amounts of €2bn and $10bn) pursuant to which members of the Group may issue commercial paper from time to time.

As at 30 June 2024, the Group had short-term bank loans of £9m (31 December 2023: £10m). The weighted average interest rate on short-term bank loans as at 30 June 2024 was 7.8% (31 December 2023: 7.8%).

Long-term borrowings

As at 30 June 2024, the Group had within long-term borrowings, Notes of £7,306m (31 December 2023: £8,686m), of which £3,973m (31 December 2023: £4,783m) fell due in more than five years. The average effective pre-swap and post-swap interest rate of all long-term notes in issue as at 30 June 2024 was 3.0% and 3.3% (31 December 2023: 3.0% and 3.6%).

On 17 July 2022, as part of the demerger activities, the Company issued 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc., with a coupon rate of 9.5% per annum. The non-voting preference shares (NVPS) command a mandatory quarterly coupon and can only be redeemed after a period of five years. The Group has, therefore, classified the non-voting preference shares as a financial liability. Pfizer Inc. has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has revolving credit facilities of £900m and $1,300m with maturity dates of September 2026 and September 2024 respectively. As at 30 June 2024, no amounts were drawn under these facilities (31 December 2023: nil).

Movement in assets and liabilities arising from financing activities

£m	At 1 January 2024	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2024
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,711)	—	63	1,317	(7,331)
Short-term borrowings	(558)	553	(61)	(1,300)	(1,366)
Lease liabilities	(137)	30	2	(17)	(122)
Derivative financial instruments	(102)	(34)	—	48	(88)
Total financial liabilities arising from financing activities	(9,508)	549	4	48	(8,907)
Cash and cash equivalents net of bank overdrafts	994	(499)	(3)	—	492
Total	(8,514)	50	1	48	(8,415)

£m	At 1 January 2023	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2023
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	245	389	589	(8,663)
Short-term borrowings	(320)	(156)	15	(566)	(1,027)
Lease liabilities	(161)	25	8	(18)	(146)
Derivative financial instruments	(112)	79	—	(117)	(150)
Total financial liabilities arising from financing activities	(10,479)	193	412	(112)	(9,986)
Cash and cash equivalents net of bank overdrafts	611	(117)	(33)	—	461
Total	(9,868)	76	379	(112)	(9,525)